Risk Administration (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	$ 1,745,760,762	$ 1,762,402,214
Hedgin derivative	15,266,522	21,277,398
Total	1,761,027,284	1,783,679,612
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	63,100,678	52,511,963
Hedgin derivative	1,896,948	6,011,474
Total	64,997,626	58,523,437
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	77,904,928	161,787,778
Hedgin derivative	1,869,494	3,319,743
Total	79,774,422	165,107,521
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	220,444,050	210,995,500
Hedgin derivative	5,742,758	5,980,373
Total	226,186,808	216,975,873
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	245,123,698	183,136,064
Hedgin derivative	5,757,322	5,965,808
Total	250,881,020	189,101,872
Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	1,139,187,408	1,153,970,909
Hedgin derivative	0	0
Total	1,139,187,408	1,153,970,909
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	248,699,981	246,955,750
Bank Borrowings [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	18,446,613	32,305,088
Bank Borrowings [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	15,884,136	108,934,345
Bank Borrowings [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	39,244,074	21,298,955
Bank Borrowings [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	168,351,944	68,848,369
Bank Borrowings [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	6,773,214	15,568,993
Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	1,402,646,846	1,451,453,656
Bond Payable [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	13,599,586	17,366,393
Bond Payable [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	43,987,484	33,370,503
Bond Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	168,542,146	178,617,720
Bond Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	70,621,982	109,662,435
Bond Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	1,105,895,648	1,112,436,605
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	54,002,314	52,080,718
Lease liabilities [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	2,417,780	2,840,482
Lease liabilities [member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	6,258,386	7,570,840
Lease liabilities [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	12,657,830	11,078,825
Lease liabilities [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	6,149,772	4,625,260
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	26,518,546	25,965,311
Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	11,774,922	11,912,090
Deposits For Return Of Bottles And Containers [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	0	0
Deposits For Return Of Bottles And Containers [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	11,774,922	11,912,090
Deposits For Return Of Bottles And Containers [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	0	0
Deposits For Return Of Bottles And Containers [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	0	0
Deposits For Return Of Bottles And Containers [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	0	0
Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	28,636,699
Put Option Liability [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	28,636,699
Put Option Liability [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	0
Put Option Liability [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	0
Put Option Liability [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	0
Put Option Liability [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	0
Derivatives Not Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	468,541	3,753,264
Derivatives Not Designated As Hedges [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	468,541	3,753,264
Derivatives Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	14,797,981	17,524,134
Derivatives Designated As Hedges [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	1,428,407	2,258,210
Derivatives Designated As Hedges [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	1,869,494	3,319,743
Derivatives Designated As Hedges [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	5,742,758	5,980,373
Derivatives Designated As Hedges [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	5,757,322	5,965,808
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	1,369,592,077	1,384,470,358
Hedgin derivative	13,009,729	17,542,760
Total	1,382,601,806	1,402,013,118
Financial liabilities at amortised cost, category [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	198,569,040	219,577,086
Financial liabilities at amortised cost, category [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	1,089,489,347	1,112,554,014
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	41,204,099	40,427,168
Financial liabilities at amortised cost, category [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	11,774,922	11,912,090
Financial liabilities at amortised cost, category [member] | Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	28,554,669
Financial liabilities at amortised cost, category [member] | Derivatives Not Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	468,541	3,753,264
Financial liabilities at amortised cost, category [member] | Derivatives Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	$ 12,541,188	$ 13,789,496